UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

     /s/ Timothy K. McManus     New York, New York     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $710,767 (thousands)


List of Other Included Managers: NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    12819  1233746 SH       SOLE    NONE          1233746        0        0
BAIDU INC                      SPON ADR REP A   056752108   221640   371257 SH       SOLE    NONE           371257        0        0
CHINA NEPSTAR CHAIN DRUGSTOR   SPONSORED ADR    16943C109     6263   863801 SH       SOLE    NONE           863801        0        0
CNINSURE INC                   SPONSORED ADR    18976M103    21116   793535 SH       SOLE    NONE           793535        0        0
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     3270    83431 SH       SOLE    NONE            83431        0        0
GOOGLE INC                     CL A             38259P508    57592   101571 SH       SOLE    NONE           101571        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    19342   590784 SH       SOLE    NONE           590784        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   194180  5331674 SH       SOLE    NONE          5331674        0        0
NETEASE COM INC                SPONSORED ADR    64110W102    23610   665630 SH       SOLE    NONE           665630        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   142439  1665761 SH       SOLE    NONE          1665761        0        0
YAHOO INC                      COM              984332106     8496   514000 SH       SOLE    NONE           514000        0        0